S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.08
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.03
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.97
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	201,100,000
Net Tangible Book Value, Adjusted	$ 188,880,767
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	26,876,667
No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.09
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.04
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.96
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	231,100,000
Net Tangible Book Value, Adjusted	$ 217,239,067
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	30,876,667
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.47
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.42
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.58
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	201,100,000
Net Tangible Book Value, Adjusted	$ 140,380,767
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	21,876,667
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.43
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.57
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	231,100,000
Net Tangible Book Value, Adjusted	$ 161,464,067
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,126,667
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.49
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.45
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.55
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	201,100,000
Net Tangible Book Value, Adjusted	$ 91,880,767
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,876,667
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.5
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.44
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.56
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	231,100,000
Net Tangible Book Value, Adjusted	$ 105,689,067
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,376,667
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.7
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.34
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	201,100,000
Net Tangible Book Value, Adjusted	$ 43,380,767
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,876,667
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.71
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.65
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.35
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	231,100,000
Net Tangible Book Value, Adjusted	$ 49,914,067
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,626,667
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.69)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.74)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.74
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	201,100,000
Net Tangible Book Value, Adjusted	$ (5,119,233)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,876,667
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(0.69)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.74)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.74
Net Tangible Book Value	$ (407,762)
Net Tangible Book Value, Proceeds from Offering	231,100,000
Net Tangible Book Value, Adjusted	$ (5,860,933)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,876,667
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	346,829
Deferred underwriting commissions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Deferred underwriting commissions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Advisory Fee [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory Fee [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,000,000)
Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(6,900,000)
Overallotment Liability [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Overallotment Liability [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(158,300)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(115,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(200,000,000)
Amounts Paid for Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (230,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Private Placement Shares [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	210,000
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)